SHAREHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 14. SHAREHOLDERS’ EQUITY

As of March 31, 2023 there were March Warrants (defined below) to purchase 69,291 shares of common stock; Series A Warrants to purchase 70,068 shares of common stock; Series B Warrants to purchase 2,620 shares of common stock; IPO underwriter warrants to purchase 3,177 shares of common stock; pre-IPO warrants to purchase 136,834 shares of common stock; LSBD warrants to purchase 150,000 shares of common stock; Series D Warrants (defined below) to purchase 26,478 shares of common stock; Winx Warrants (defined below) to purchase 1,324 shares of common stock; and Representative’s Warrants (defined below) to purchase 32,750 shares of common stock, outstanding and held by certain shareholders. Each warrant initially represented the right to purchase one share of the Company’s common stock (subject to adjustment upon the occurrence of specified events).

On March 8, 2023, the Company entered into the Underwriting Agreement with Ladenburg Thalmann & Co. Inc., as representative (the Representative) of the underwriters named therein, relating to the March 2023 Offering of shares of the Company’s Common Stock (the March Shares) and warrants to purchase shares of Common Stock (the March Warrants). Each of the March Shares was sold in combination with an accompanying one-third Warrant. The combined purchase price for each March Share and accompanying March Warrant was $3.90 and the Underwriters agreed to purchase 569,560 March Shares and 170,868 March Warrant. On March 9, 2023, the Representative fully exercised an over-allotment option under the Underwriting Agreement and purchased an additional 85,430 March Shares and additional March Warrants to purchase 25,629 shares of Common Stock. The March 2023 Offering closed on March 10, 2023.

The March 2023 Offering was made pursuant to an effective shelf registration statement on Form S-3, which was filed with the SEC on April 8, 2022. The gross proceeds, before deducting underwriting discounts and commissions and other March 2023 Offering expenses, was approximately $2.55 million. As part of the Representative’s compensation, the Company issued to the Representative unregistered warrants to purchase 32,750 shares of common stock, which warrants have an exercise price of $4.875 per share (125% of the public offering price per share and accompanying warrant) and will terminate on March 8, 2028. The March Warrants have, (i) an exercise price of $3.90 per share of Common Stock, (ii) a cashless exercise option for a net number of shares of Common Stock determined according to the formula set forth in the March Warrant or (iii) an alternate cashless exercise option (beginning on or after the initial exercise date), to receive an aggregate number of shares of Common Stock equal to the product of (x) the aggregate number of shares of Common Stock that would be issuable upon a cash exercise and (y)1.00. Each whole March Warrant entitles the holder thereof to purchase 1 share of Common Stock. The March Warrants are exercisable upon issuance and will expire on March 10, 2028. The exercise price and the number of shares of Common Stock issuable upon exercise of the March Warrants is subject to appropriate adjustments in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Common Stock.

On December 21, 2022, the Company entered into a December 2022 Purchase Agreement with 14 Series D Investors, pursuant to which the Company agreed to issue and sell to the Series D Investors in the December 2022 Private Placement (i) 176,462 shares of Series D Preferred Stock, with each share of Series D Preferred Stock convertible into 0.15 shares of Common Stock (subject to adjustment upon the occurrence of specified events); and (ii) 529,386 Series D Warrants, with each Series D Warrants representing the right to purchase 0.05 shares of common stock (subject to adjustment upon the occurrence of specified events). In addition, 26,469 Winx Warrants were issued to Winx Capital Pty Ltd., the placement agent for the December 2022 Private Placement, with each Winx Warrant representing the right to purchase 0.05 shares of common stock (subject to adjustment upon the occurrence of specified events). The Series D Warrants have an exercise price of $5.80 per share (subject to adjustment) and expire June 22, 2028. The Winx Warrants have an exercise price of $10.40 per share (subject to adjustment) and expire five years following the effective date of a registration statement covering the resale of common stock underlying the Series D Preferred Stock acquired by the Series D Investors. The Series D Preferred Stock and Series D Warrants were sold together as a unit, with each Unit consisting of one share of Series D Preferred Stock and three Series D Warrants. The purchase price for the Units was $1.25 per Unit. The Unit offering price and the Series D Warrants exercise price were priced above the Nasdaq “Minimum Price” as that term is defined in Nasdaq Rule 5635(d)(1). The shares of Series D Preferred Stock are convertible into an aggregate of 26,464 shares of Common Stock following shareholder approval of such conversion and without the payment of additional consideration. The Series D Warrants are exercisable for an aggregate of 26,478 shares of Common Stock and the Winx Warrants are exercisable for an aggregate of 1,324 shares of Common Stock. The December 2022 Private Placement closed on December 22, 2022. See Note 21 for information and disclosures relating to the conversion of the Series D Preferred Stock.

On October 6, 2022, the Company granted its employees 25,000 shares of Common Stock as compensation. The Company recorded stock compensation expense of $260,000 in relation to the issuance during the three and six months ended December 31, 2022. The Company withheld 1,386 shares for the payment of withholding taxes.

On October 4, 2022, the Company issued 148,183 shares of common stock and 2,363,003 shares of Series C Preferred Stock as partial consideration in connection with the IFP Acquisition. The Company recognized $806,397 of equity issuance costs in relation to this transaction and recorded them as reduction to additional paid-in capital on the Condensed Consolidated Balance Sheets. An additional 500,000 shares of Series C Preferred Stock will be issued by the Company on the one-year anniversary of the IFP Acquisition, pending satisfaction of potential indemnification claims by the Company against the IFP Sellers. See Note 5 for further detail of the IFP Acquisition.

The Series C Preferred Stock and Series D Preferred Stock are convertible into the Company’s common stock following approval of the Company’s stockholders of such conversion.

NOTE 7. SHAREHOLDERS’ EQUITY

As of June 30, 2022, 1,401,377 Series A warrant and 52,400 Series B warrants were held by certain shareholders, respectively. Each warrant is convertible into 1 share of the Company’s common stock.

On January 1, 2022, and September 9, 2021, the Company issued 7,382 and 400 shares, respectively, of common stock as a result of Series B warrants that were exercised pursuant to the cashless exercise provision offered during the December 2020 IPO (see Note 1) and converted into common stock.

On August 31, 2021, all 1,300,000 Series B Convertible Preferred Stock was converted into common stock. Each share of Series B Convertible Preferred Stock was converted into 1 share of the Company’s common stock.

A total of 59,800 Series A warrants and 1,400,995 Series B warrants were exercised and converted into common stock during the period from the initial public offering to June 30, 2022.

A total of 1,700,000 Series B Convertible Preferred Stock was also converted into common stock as of June 30, 2021. Each share of Series B Convertible Preferred Stock was converted into 1 share of the Company’s common stock.

On December 28, 2020, the Company completed its initial public offering. See Note 1.

On December 18, 2020, the Company entered into an Exchange Agreement (the “EA”) with LSBD to exchange 3,000,000 shares of its common stock held by LSBD for 3,000,000 shares of the Company’s Series B Convertible Preferred Stock (“Exchange”). In addition, the parties to the Exchange Agreement entered into a Registration Rights Agreement (the “RRA”) pursuant to which the Company agreed to prepare and file within 30 days following the closing of the IPO with the Securities and Exchange Commission a registration statement to register for resale the shares of Common Stock issuable upon conversion of the Series B Convertible Preferred Stock. If and to the extent the Company fails to, among other things, file such resale registration statement or have it declared effective as required under the terms of the RRA, the Company will be required to pay to the holder of such registration rights partial liquidated damages payable in cash in the amount equal to the product of 1.0% multiplied by the aggregate purchase price paid by such holder pursuant to the EA. The EA and the RRA contain customary representations, warranties, agreements and, indemnification rights and obligations of the parties. The common stock acquired in the Exchange was immediately retired. Each share of Series B Convertible Preferred Stock is convertible into 1 shares of the Company’s common stock, subject to proportional adjustment and beneficial ownership limitations. In the event of the Company’s liquidation, dissolution or winding up, holders of Series B Convertible Preferred Stock will participate pari passu with any distribution of proceeds to holders of the Company’s common stock. Holders of Series B Convertible Preferred Stock are entitled to receive dividends on shares of Series B Preferred equal (on an as converted to common stock basis) to and in the same form as dividends actually paid on the Company’s common stock. Shares of Series B Convertible Preferred Stock generally have no voting rights, except as required by law.

On December 14, 2020, the Company agreed to issue to LSBD, in consideration of LSBD’s contribution towards the research and development of applications other than glucose and COVID-19 applications to a maximum of $2 million over a 5-year period, a 5-year non-transferable warrant to purchase 3,000,000 shares of the Company’s common stock at the exercise price of $17.00 per share. As this was a transaction between entities under common control, the $2 million receivable due from LSBD has been recognized as contra-equity.